Accrued expenses and prepaid revenues (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses and prepaid revenues.
Interest expenses accrued	SEK 2,023	SEK 2,000
Other accrued expenses and prepaid revenues	40	36
Total	SEK 2,063	SEK 2,036